Benefit Plans - Fair Values of Company's Pension Plan By Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 9,734	$ 8,381	$ 6,988
Estimate of Fair Value Measurement [Member]
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	9,734	8,381
Estimate of Fair Value Measurement [Member] | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	188	279
Estimate of Fair Value Measurement [Member] | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	6,203	5,283
Estimate of Fair Value Measurement [Member] | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	187	159
Estimate of Fair Value Measurement [Member] | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	373	356
Estimate of Fair Value Measurement [Member] | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	1,840	1,559
Estimate of Fair Value Measurement [Member] | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	943	745
Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	9,734	8,381
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	188	279
Quoted Prices in Active Markets for Identical Assets (Level 1) | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	6,203	5,283
Quoted Prices in Active Markets for Identical Assets (Level 1) | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	187	159
Quoted Prices in Active Markets for Identical Assets (Level 1) | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	373	356
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	1,840	1,559
Quoted Prices in Active Markets for Identical Assets (Level 1) | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	943	745
Significant Other Observable Inputs (Level 2)
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3)
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0